THE TORRAY INSTITUTIONAL FUND
The Torray Institutional Fund SUMMARY SECTION
Investment Objective
The Torray Institutional Fund’s (the “Fund”) goal is to build investor wealth over extended periods.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	THE TORRAY INSTITUTIONAL FUND TORRAY INSTITUTIONAL FUND
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	THE TORRAY INSTITUTIONAL FUND TORRAY INSTITUTIONAL FUND
Comprehensive Management Fee	0.85%
Total Annual Fund Operating Expenses	0.85%

Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $5,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operation expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE TORRAY INSTITUTIONAL FUND TORRAY INSTITUTIONAL FUND	43,382	135,621	235,676	524,485

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.98% of the average value of its portfolio.
Principal Investment Strategy
               The Fund’s strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of the Fund’s assets and positions in industry groupings will generally not exceed 25% of the Fund’s assets. Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.
Principal Risks of Investing in the Fund
               General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_torrx.cfm.
Annual Total Return (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 18.82% in the third quarter of 2009, and the lowest return for a calendar quarter was (22.08)% in the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns THE TORRAY INSTITUTIONAL FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
TORRAY INSTITUTIONAL FUND	6.03%	(1.24%)	2.24%	2.51%	Jun. 30, 2001
Return After Taxes on Distributions TORRAY INSTITUTIONAL FUND	5.84%	(2.34%)	1.29%	1.58%	Jun. 30, 2001
Return After Taxes on Distributions and Sale of Fund Shares TORRAY INSTITUTIONAL FUND	4.18%	(1.23%)	1.79%	2.02%	Jun. 30, 2001
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	2.22%	Jun. 30, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.